Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 170	$ 100
Trade accounts and other receivables (net of allowance of $6 at December 31, 2016 and $3 at December 31, 2015)	938	1,041
Inventories	138	127
Other current assets and deferred charges	216	259
Total current assets	1,462	1,527
Investments	6,701	7,336
Property, plant, and equipment – net	28,428	29,579
Intangible assets – net of accumulated amortization	9,663	10,017
Regulatory assets, deferred charges, and other	581	561
Total assets	46,835	49,020
Current liabilities:
Accounts payable	623	744
Accrued liabilities	1,448	1,078
Commercial paper	93	499
Long-term debt due within one year	785	176
Total current liabilities	2,949	2,497
Long-term debt	22,624	23,812
Deferred income tax liabilities	4,238	4,218
Regulatory liabilities, deferred income, and other	2,978	2,268
Contingent liabilities and commitments (Note 18)
Stockholders’ equity:
Common stock (960 million shares authorized at $1 par value; 785 million shares issued at December 31, 2016 and 784 million shares issued at December 31, 2015)	785	784
Capital in excess of par value	14,887	14,807
Retained deficit	(9,649)	(7,960)
Accumulated other comprehensive income (loss)	(339)	(442)
Treasury stock, at cost (35 million shares of common stock)	(1,041)	(1,041)
Total stockholders’ equity	4,643	6,148
Noncontrolling interests in consolidated subsidiaries	9,403	10,077
Total equity	14,046	16,225
Total liabilities and equity	$ 46,835	$ 49,020